Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.6%
Ampol Ltd.	787,341	$14,415,057
ANZ Group Holdings Ltd.	9,929,870	202,375,764
APA Group	4,234,904	19,390,568
Aristocrat Leisure Ltd.	1,876,597	75,513,562
ASX Ltd.	639,806	27,247,423
BHP Group Ltd.	16,756,136	465,528,417
BlueScope Steel Ltd.	1,464,787	19,464,646
Brambles Ltd.	4,595,636	55,331,524
CAR Group Ltd.	1,183,078	29,140,417
Cochlear Ltd.	216,651	40,110,433
Coles Group Ltd.	4,400,413	50,787,337
Commonwealth Bank of Australia	5,529,443	515,755,067
Computershare Ltd.	1,815,906	31,392,383
CSL Ltd.	1,596,648	299,778,945
Dexus	3,537,611	16,602,850
Endeavour Group Ltd./Australia	4,987,987	15,343,606
Fortescue Ltd.	5,588,109	69,979,039
Goodman Group	5,647,340	134,855,607
GPT Group (The)	6,328,992	19,608,031
Insurance Australia Group Ltd.	7,843,744	38,516,341
James Hardie Industries PLC(a)	1,429,360	45,586,934
Lottery Corp. Ltd. (The)	7,306,197	23,872,873
Macquarie Group Ltd.	1,199,098	181,479,035
Medibank Pvt Ltd.	9,018,643	21,195,455
Mineral Resources Ltd.(b)	584,361	15,016,564
Mirvac Group	12,946,696	18,098,652
National Australia Bank Ltd.	10,219,432	259,012,732
Northern Star Resources Ltd.	3,801,178	44,110,361
Orica Ltd.	1,609,063	18,277,283
Origin Energy Ltd.	5,699,309	35,985,958
Pilbara Minerals Ltd.(a)(b)	9,368,059	17,351,395
Pro Medicus Ltd.(b)	188,183	23,838,135
Qantas Airways Ltd.(a)	2,868,854	15,189,094
QBE Insurance Group Ltd.	4,933,512	55,699,949
Ramsay Health Care Ltd.	602,140	15,837,234
REA Group Ltd.	174,388	25,780,635
Reece Ltd.	746,083	11,117,082
Rio Tinto Ltd.	1,226,484	96,300,474
Santos Ltd.	10,717,244	47,679,536
Scentre Group	17,182,982	39,394,843
SEEK Ltd.	1,178,920	19,152,978
Seven Group Holdings Ltd.	671,521	18,295,672
Sonic Healthcare Ltd.	1,506,009	26,536,359
South32 Ltd.	14,945,986	35,842,773
Stockland	7,877,368	26,638,273
Suncorp Group Ltd.	4,198,484	49,249,300
Telstra Group Ltd.	13,344,857	33,407,828
Transurban Group	10,216,425	85,143,123
Treasury Wine Estates Ltd.	2,661,300	19,758,407
Vicinity Ltd.	12,725,545	18,090,885
Washington H Soul Pattinson & Co. Ltd.	769,827	16,869,433
Wesfarmers Ltd.	3,749,271	164,934,439
Westpac Banking Corp.	11,440,239	240,265,460
WiseTech Global Ltd.	550,166	42,240,738
Woodside Energy Group Ltd.	6,273,394	98,733,461
Woolworths Group Ltd.	4,031,090	79,062,579
Xero Ltd.(a)	479,148	46,551,878
		4,172,734,827
Austria — 0.2%
Erste Group Bank AG	1,109,871	62,780,616
Security	Shares	Value
Austria (continued)
OMV AG	475,951	$19,723,723
Verbund AG	224,700	18,504,990
voestalpine AG	377,190	7,851,970
		108,861,299
Belgium — 1.0%
Ageas SA	524,449	27,370,120
Anheuser-Busch InBev SA	2,968,934	176,032,148
Argenx SE(a)	196,115	115,640,297
D'ieteren Group	69,454	15,036,568
Elia Group SA	95,766	9,112,687
Groupe Bruxelles Lambert NV	289,333	20,905,659
KBC Group NV	757,381	55,168,510
Lotus Bakeries NV	1,330	17,433,782
Sofina SA	49,632	12,168,510
Syensqo SA(b)	243,822	18,914,552
UCB SA	417,730	80,433,249
Warehouses De Pauw CVA	590,803	14,060,338
		562,276,420
Denmark — 3.4%
AP Moller - Maersk A/S, Class A	9,698	14,788,858
AP Moller - Maersk A/S, Class B, NVS	14,651	23,174,412
Carlsberg A/S, Class B	319,146	35,269,992
Coloplast A/S, Class B	414,120	51,868,774
Danske Bank A/S	2,264,646	66,963,406
Demant A/S(a)	326,043	12,042,793
DSV A/S	675,075	147,777,593
Genmab A/S(a)	216,320	48,446,428
Novo Nordisk A/S, Class B	10,640,806	1,193,525,895
Novonesis (Novozymes) B, Class B	1,162,783	73,071,317
Orsted A/S(a)(b)(c)	619,963	36,488,920
Pandora A/S	284,607	43,031,475
Rockwool A/S, Class B	29,628	12,821,519
Tryg A/S	1,129,219	26,650,413
Vestas Wind Systems A/S(a)	3,303,363	62,953,268
Zealand Pharma A/S(a)	210,856	24,341,734
		1,873,216,797
Finland — 1.0%
Elisa OYJ	465,810	22,172,525
Fortum OYJ	1,480,430	21,858,132
Kesko OYJ, Class B	883,086	18,967,112
Kone OYJ, Class B	1,123,325	61,599,770
Metso OYJ	2,155,621	20,515,385
Neste OYJ	1,396,065	22,415,231
Nokia OYJ	17,487,530	82,751,338
Nordea Bank Abp	10,356,350	121,241,591
Orion OYJ, Class B	354,458	17,215,327
Sampo OYJ, Class A	1,657,210	73,482,372
Stora Enso OYJ, Class R	1,920,865	21,435,791
UPM-Kymmene OYJ	1,764,305	51,917,433
Wartsila OYJ Abp	1,664,131	31,872,163
		567,444,170
France — 11.3%
Accor SA	643,936	29,213,562
Aeroports de Paris SA	113,514	13,504,443
Air Liquide SA	1,910,101	342,483,508
Airbus SE	1,963,255	299,477,268
Alstom SA(a)	1,134,353	24,951,751
Amundi SA(c)	201,730	14,626,242
ArcelorMittal SA	1,547,791	38,283,503
Arkema SA	196,684	17,332,208
AXA SA	5,996,541	225,153,834

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
BioMerieux	136,871	$15,319,067
BNP Paribas SA	3,389,461	231,479,788
Bollore SE	2,326,188	14,522,331
Bouygues SA	643,031	20,667,994
Bureau Veritas SA	1,049,701	33,291,188
Capgemini SE	512,627	88,930,938
Carrefour SA	1,885,809	29,948,396
Cie de Saint-Gobain SA	1,498,694	135,908,916
Cie Generale des Etablissements Michelin SCA	2,244,084	75,839,953
Covivio SA/France	184,172	10,477,430
Credit Agricole SA	3,457,297	52,993,727
Danone SA	2,132,958	152,375,339
Dassault Aviation SA	65,966	13,319,418
Dassault Systemes SE	2,197,531	75,210,855
Edenred SE	821,677	26,575,211
Eiffage SA	238,025	22,153,850
Engie SA	6,027,102	101,023,329
EssilorLuxottica SA	982,125	230,365,160
Eurazeo SE	149,714	11,419,101
Eurofins Scientific SE	443,396	21,869,155
Euronext NV(c)	277,802	30,651,163
Gecina SA	151,137	16,151,714
Getlink SE	991,069	16,842,862
Hermes International SCA	104,510	237,525,181
Ipsen SA	123,636	15,072,142
Kering SA	243,510	60,821,604
Klepierre SA	705,765	22,564,432
La Francaise des Jeux SAEM(c)	344,965	14,745,613
Legrand SA	866,786	97,832,727
L'Oreal SA	795,020	298,267,742
LVMH Moet Hennessy Louis Vuitton SE	908,847	605,037,932
Orange SA	6,099,888	67,011,536
Pernod Ricard SA	671,366	83,765,361
Publicis Groupe SA	756,213	80,372,836
Renault SA	631,475	28,892,774
Rexel SA	738,787	20,354,646
Safran SA	1,129,321	255,639,384
Sanofi SA	3,765,610	397,948,794
Sartorius Stedim Biotech	95,642	19,186,052
Schneider Electric SE	1,806,551	467,984,593
SEB SA	82,925	8,760,586
Societe Generale SA	2,369,923	68,067,651
Sodexo SA	290,087	25,180,259
STMicroelectronics NV	2,234,274	60,732,979
Teleperformance SE	189,823	20,121,591
Thales SA	312,754	50,415,472
TotalEnergies SE	7,129,654	447,426,033
Unibail-Rodamco-Westfield, New	391,385	32,004,443
Veolia Environnement SA	2,262,614	71,837,281
Vinci SA	1,650,734	184,916,349
Vivendi SE	2,360,411	25,222,246
		6,200,071,443
Germany — 8.7%
adidas AG	535,242	128,185,741
Allianz SE, Registered	1,292,624	406,924,757
BASF SE	2,948,858	143,351,690
Bayer AG, Registered	3,241,876	87,358,559
Bayerische Motoren Werke AG	1,052,289	82,958,244
Bechtle AG	265,038	9,049,558
Beiersdorf AG	331,017	44,685,224
Brenntag SE	442,545	28,868,558
Carl Zeiss Meditec AG, Bearer(b)	130,120	8,191,306
Security	Shares	Value
Germany (continued)
Commerzbank AG	3,453,748	$61,254,355
Continental AG	361,096	22,536,113
Covestro AG(a)(c)	623,676	39,501,403
CTS Eventim AG & Co. KGaA	204,441	21,469,399
Daimler Truck Holding AG	1,629,383	67,376,002
Delivery Hero SE, Class A(a)(c)	629,216	26,711,529
Deutsche Bank AG, Registered	6,278,205	106,665,250
Deutsche Boerse AG	627,752	145,813,150
Deutsche Lufthansa AG, Registered	1,943,157	13,502,738
Deutsche Post AG, Registered	3,365,872	135,205,453
Deutsche Telekom AG, Registered	11,532,543	348,669,273
E.ON SE	7,408,618	99,979,809
Evonik Industries AG	839,767	18,507,774
Fresenius Medical Care AG & Co. KGaA	678,598	26,563,692
Fresenius SE & Co. KGaA(a)	1,393,959	50,894,327
GEA Group AG	529,144	26,063,425
Hannover Rueck SE	197,560	51,878,045
Heidelberg Materials AG	450,601	49,628,775
Henkel AG & Co. KGaA	341,028	26,597,342
Infineon Technologies AG	4,314,712	136,451,182
Knorr-Bremse AG	238,205	19,649,738
LEG Immobilien SE	242,722	22,929,325
Mercedes-Benz Group AG	2,474,290	150,314,722
Merck KGaA	426,483	70,508,408
MTU Aero Engines AG	177,931	58,155,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	441,392	225,719,129
Nemetschek SE	189,467	20,415,473
Puma SE	345,958	15,775,599
Qiagen NV, NVS	732,067	31,023,878
Rational AG	16,799	16,451,292
Rheinmetall AG	143,921	74,095,632
RWE AG	2,086,395	67,619,184
SAP SE	3,450,090	805,543,864
Scout24 SE(c)	250,083	21,603,491
Siemens AG, Registered	2,511,010	488,516,501
Siemens Energy AG(a)	2,110,098	86,668,246
Siemens Healthineers AG(b)(c)	931,717	48,639,782
Symrise AG, Class A	438,711	52,790,376
Talanx AG(a)	211,562	16,304,701
Vonovia SE	2,443,780	80,121,126
Zalando SE(a)(c)	735,551	22,267,096
		4,809,955,395
Hong Kong — 2.0%
AIA Group Ltd.	36,884,800	291,106,593
BOC Hong Kong Holdings Ltd.	12,159,000	39,695,856
CK Asset Holdings Ltd.	6,298,684	25,748,799
CK Hutchison Holdings Ltd.	8,807,184	46,318,110
CK Infrastructure Holdings Ltd.	2,084,292	14,749,242
CLP Holdings Ltd.	5,430,000	46,125,661
Futu Holdings Ltd., ADR(a)	188,171	17,874,363
Galaxy Entertainment Group Ltd.	7,225,000	32,155,421
Hang Seng Bank Ltd.	2,505,700	30,650,176
Henderson Land Development Co. Ltd.	4,746,764	15,221,373
HKT Trust & HKT Ltd., Class SS	12,428,440	15,444,891
Hong Kong & China Gas Co. Ltd.	36,990,513	28,651,582
Hong Kong Exchanges & Clearing Ltd.	3,979,400	159,336,576
Hongkong Land Holdings Ltd.	3,617,100	15,508,635
Jardine Matheson Holdings Ltd.	518,900	19,977,650
Link REIT	8,431,629	39,286,478
MTR Corp. Ltd.	5,038,500	18,332,040
Power Assets Holdings Ltd.	4,571,000	30,448,645

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Sands China Ltd.(a)	7,954,400	$20,238,201
Sino Land Co. Ltd.	12,756,000	12,765,668
SITC International Holdings Co. Ltd.	4,392,000	12,428,963
Sun Hung Kai Properties Ltd.	4,787,000	51,833,470
Swire Pacific Ltd., Class A	1,524,000	12,764,522
Techtronic Industries Co. Ltd.	4,535,033	65,601,270
WH Group Ltd.(c)	27,528,000	21,425,496
Wharf Holdings Ltd. (The)	3,509,168	9,942,873
Wharf Real Estate Investment Co. Ltd.	5,468,912	16,442,778
		1,110,075,332
Ireland — 0.3%
AIB Group PLC	5,990,559	32,115,636
Bank of Ireland Group PLC	3,424,629	31,740,169
Kerry Group PLC, Class A	513,184	51,254,444
Kingspan Group PLC	512,038	45,216,489
		160,326,738
Israel — 0.8%
Azrieli Group Ltd.	131,686	10,053,013
Bank Hapoalim BM	4,172,551	43,474,816
Bank Leumi Le-Israel BM	4,983,029	50,625,211
Check Point Software Technologies Ltd.(a)	303,630	52,591,752
CyberArk Software Ltd.(a)	142,379	39,370,641
Elbit Systems Ltd.	88,011	20,159,718
Global-e Online Ltd.(a)(b)	323,581	12,438,454
ICL Group Ltd.	2,538,229	10,419,814
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	4,051,314	23,813,594
Mizrahi Tefahot Bank Ltd.	501,091	20,661,277
Monday.com Ltd.(a)	123,195	36,203,315
Nice Ltd.(a)	206,228	35,834,027
Teva Pharmaceutical Industries Ltd., ADR(a)	3,697,089	68,174,321
Wix.com Ltd.(a)	178,248	29,788,806
		453,608,761
Italy — 2.8%
Amplifon SpA	411,676	11,499,784
Banco BPM SpA	4,249,925	28,666,123
Davide Campari-Milano NV(b)	2,032,475	13,645,551
DiaSorin SpA	78,714	8,549,177
Enel SpA	26,872,245	203,801,060
Eni SpA	7,596,278	115,715,494
Ferrari NV	416,465	198,807,526
FinecoBank Banca Fineco SpA	2,019,499	32,239,552
Generali	3,369,870	93,433,680
Infrastrutture Wireless Italiane SpA(c)	1,115,555	12,577,627
Intesa Sanpaolo SpA	48,324,513	206,829,330
Leonardo SpA	1,337,340	31,876,570
Mediobanca Banca di Credito Finanziario SpA	1,765,468	29,125,403
Moncler SpA	727,293	40,406,566
Nexi SpA(a)(c)	1,959,643	12,386,497
Poste Italiane SpA(c)	1,672,416	23,516,405
Prysmian SpA	893,293	63,043,523
Recordati Industria Chimica e Farmaceutica SpA	346,760	19,674,475
Snam SpA	6,667,292	32,029,036
Stellantis NV	6,983,165	95,685,591
Telecom Italia SpA/Milano(a)(b)	33,090,267	8,381,907
Tenaris SA, NVS	1,558,250	25,672,902
Terna - Rete Elettrica Nazionale	4,653,975	40,311,477
UniCredit SpA	4,867,655	215,341,049
		1,563,216,305
Japan — 22.3%
Advantest Corp.	2,528,200	146,381,776
Security	Shares	Value
Japan (continued)
Aeon Co. Ltd.	2,139,800	$52,431,796
AGC Inc.	639,300	19,591,433
Aisin Corp.	1,750,200	18,197,479
Ajinomoto Co. Inc.	1,535,900	59,002,752
ANA Holdings Inc.	513,500	10,114,266
Asahi Group Holdings Ltd.	4,747,800	56,998,639
Asahi Kasei Corp.	4,144,900	28,594,343
Asics Corp.	2,255,600	39,398,331
Astellas Pharma Inc.	5,979,050	70,004,682
Bandai Namco Holdings Inc.	1,961,600	41,127,130
Bridgestone Corp.	1,886,400	67,222,039
Brother Industries Ltd.	745,500	14,520,275
Canon Inc.	3,080,900	100,206,208
Capcom Co. Ltd.	1,135,000	22,459,893
Central Japan Railway Co.	2,552,300	52,856,147
Chiba Bank Ltd. (The)	1,712,200	12,495,147
Chubu Electric Power Co. Inc.	2,110,400	24,259,381
Chugai Pharmaceutical Co. Ltd.	2,216,300	105,454,770
Concordia Financial Group Ltd.	3,435,500	17,017,051
Dai Nippon Printing Co. Ltd.	1,380,000	23,951,792
Daifuku Co. Ltd.	1,065,400	20,026,036
Dai-ichi Life Holdings Inc.	3,036,352	75,697,173
Daiichi Sankyo Co. Ltd.	6,111,285	198,911,422
Daikin Industries Ltd.	871,600	104,641,424
Daito Trust Construction Co. Ltd.	195,900	21,647,626
Daiwa House Industry Co. Ltd.	1,920,200	57,276,970
Daiwa Securities Group Inc.	4,401,900	28,798,465
Denso Corp.	6,240,300	88,634,060
Dentsu Group Inc.	664,600	20,514,702
Disco Corp.	304,000	86,498,499
East Japan Railway Co.	2,976,400	59,781,960
Eisai Co. Ltd.	831,800	28,181,481
ENEOS Holdings Inc.	9,519,350	48,020,797
FANUC Corp.	3,127,300	82,971,397
Fast Retailing Co. Ltd.	630,800	201,680,287
Fuji Electric Co. Ltd.	443,400	22,581,420
FUJIFILM Holdings Corp.	3,694,200	87,878,798
Fujitsu Ltd.	5,467,500	105,117,286
Hamamatsu Photonics KK	917,800	12,135,742
Hankyu Hanshin Holdings Inc.	756,100	20,558,395
Hikari Tsushin Inc.	66,100	13,341,103
Hitachi Construction Machinery Co. Ltd.	355,400	7,710,983
Hitachi Ltd.	15,319,000	384,887,732
Honda Motor Co. Ltd.	14,809,800	148,943,785
Hoshizaki Corp.	351,800	11,563,039
Hoya Corp.	1,159,600	155,147,482
Hulic Co. Ltd.	1,222,500	11,320,799
Ibiden Co. Ltd.	395,100	12,550,224
Idemitsu Kosan Co. Ltd.	3,248,415	22,145,858
Inpex Corp.	3,141,443	41,410,661
Isuzu Motors Ltd.	1,982,200	25,633,385
ITOCHU Corp.	3,927,300	194,274,991
Japan Airlines Co. Ltd.	448,800	7,197,890
Japan Exchange Group Inc.	3,274,600	38,381,785
Japan Post Bank Co. Ltd.	4,742,800	42,359,589
Japan Post Holdings Co. Ltd.	6,348,100	58,568,100
Japan Post Insurance Co. Ltd.	626,800	10,328,541
Japan Real Estate Investment Corp.	4,204	15,291,843
Japan Tobacco Inc.	3,959,800	110,547,522
JFE Holdings Inc.	1,886,475	22,711,966
Kajima Corp.	1,387,700	23,903,852
Kansai Electric Power Co. Inc. (The)	2,323,300	37,258,940

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kao Corp.	1,537,400	$67,761,450
Kawasaki Kisen Kaisha Ltd.	1,316,400	18,184,788
KDDI Corp.	5,063,000	157,861,253
Keisei Electric Railway Co. Ltd.	442,900	11,523,299
Keyence Corp.	642,092	289,848,878
Kikkoman Corp.	2,262,400	26,544,166
Kirin Holdings Co. Ltd.	2,566,800	37,790,033
Kobe Bussan Co. Ltd.	493,100	12,095,593
Kokusai Electric Corp., NVS	466,000	8,496,920
Komatsu Ltd.	3,052,800	79,022,596
Konami Group Corp.	331,900	30,421,900
Kubota Corp.	3,300,400	42,169,482
Kyocera Corp.	4,236,700	42,967,378
Kyowa Kirin Co. Ltd.	873,300	14,393,523
Lasertec Corp.	264,500	35,891,504
LY Corp.	8,676,122	23,666,609
M3 Inc.	1,449,600	14,898,313
Makita Corp.	785,400	25,644,785
Marubeni Corp.	4,707,700	70,376,467
MatsukiyoCocokara & Co.	1,124,200	15,305,628
Mazda Motor Corp.	1,867,300	13,200,864
McDonald's Holdings Co. Japan Ltd.(b)	273,300	11,581,619
MEIJI Holdings Co. Ltd.	759,408	17,743,178
Minebea Mitsumi Inc.	1,187,700	20,908,827
Mitsubishi Chemical Group Corp.	4,479,000	24,169,079
Mitsubishi Corp.	11,032,200	201,823,836
Mitsubishi Electric Corp.	6,335,500	111,457,481
Mitsubishi Estate Co. Ltd.	3,775,500	55,832,195
Mitsubishi HC Capital Inc.	2,745,500	18,384,515
Mitsubishi Heavy Industries Ltd.	10,589,100	149,485,799
Mitsubishi UFJ Financial Group Inc.	36,641,580	386,210,835
Mitsui & Co. Ltd.	8,502,000	173,335,690
Mitsui Chemicals Inc.	575,500	13,147,762
Mitsui Fudosan Co. Ltd.	8,811,000	75,178,521
Mitsui OSK Lines Ltd.	1,137,500	38,726,807
Mizuho Financial Group Inc.	7,960,216	165,341,565
MonotaRO Co. Ltd.	808,000	12,189,762
MS&AD Insurance Group Holdings Inc.	4,245,564	93,909,028
Murata Manufacturing Co. Ltd.	5,656,200	98,820,075
NEC Corp.	810,300	68,948,685
Nexon Co. Ltd.	1,110,000	19,238,456
Nidec Corp.	2,740,600	54,594,985
Nintendo Co. Ltd.	3,432,700	181,325,365
Nippon Building Fund Inc.	25,260	21,695,604
Nippon Paint Holdings Co. Ltd.	3,074,800	23,532,911
Nippon Prologis REIT Inc.	7,334	11,799,546
Nippon Sanso Holdings Corp.	572,400	19,869,144
Nippon Steel Corp.	2,857,035	57,167,496
Nippon Telegraph & Telephone Corp.	98,605,600	95,138,099
Nippon Yusen KK	1,545,200	51,732,384
Nissan Motor Co. Ltd.	7,794,500	20,764,941
Nissin Foods Holdings Co. Ltd.	656,800	17,685,615
Nitori Holdings Co. Ltd.	264,700	33,710,756
Nitto Denko Corp.	2,354,500	38,740,303
Nomura Holdings Inc.	9,929,700	50,918,545
Nomura Real Estate Holdings Inc.	370,200	9,114,218
Nomura Research Institute Ltd.	1,247,871	37,328,066
NTT Data Group Corp.	2,072,955	32,794,619
Obayashi Corp.	2,134,200	26,163,631
Obic Co. Ltd.	1,128,000	36,860,127
Olympus Corp.	3,891,000	68,490,486
Omron Corp.	579,200	22,867,569
Security	Shares	Value
Japan (continued)
Ono Pharmaceutical Co. Ltd.	1,237,000	$15,450,357
Oracle Corp./Japan	122,500	11,718,730
Oriental Land Co. Ltd./Japan	3,600,400	87,011,367
ORIX Corp.	3,794,300	79,945,411
Osaka Gas Co. Ltd.	1,212,600	25,984,378
Otsuka Corp.	729,800	16,379,232
Otsuka Holdings Co. Ltd.	1,380,600	83,403,061
Pan Pacific International Holdings Corp.	1,258,800	31,228,665
Panasonic Holdings Corp.	7,703,868	63,403,108
Rakuten Group Inc.(a)	4,962,800	29,620,732
Recruit Holdings Co. Ltd.	4,899,800	299,194,149
Renesas Electronics Corp.	5,555,500	74,434,364
Resona Holdings Inc.	6,927,600	45,706,665
Ricoh Co. Ltd.	1,812,500	19,634,231
Rohm Co. Ltd.	1,132,500	12,485,613
SBI Holdings Inc.	889,380	19,529,982
SCREEN Holdings Co. Ltd.	268,200	17,122,070
SCSK Corp.	505,400	9,430,608
Secom Co. Ltd.	1,385,800	49,283,045
Seiko Epson Corp.	950,000	17,266,874
Sekisui Chemical Co. Ltd.	1,251,600	17,663,703
Sekisui House Ltd.	1,969,000	47,554,410
Seven & i Holdings Co. Ltd.	7,339,540	105,688,885
SG Holdings Co. Ltd.	1,031,500	10,344,240
Shimadzu Corp.	782,600	23,085,020
Shimano Inc.	251,900	37,006,532
Shin-Etsu Chemical Co. Ltd.	5,944,800	217,840,905
Shionogi & Co. Ltd.	2,496,000	35,649,725
Shiseido Co. Ltd.	1,321,600	28,526,624
Shizuoka Financial Group Inc., NVS	1,511,800	12,063,459
SMC Corp.	189,100	80,281,680
SoftBank Corp.	93,740,800	118,010,531
SoftBank Group Corp.	3,399,800	202,690,924
Sompo Holdings Inc.	3,105,050	66,569,409
Sony Group Corp.	20,606,600	362,624,917
Subaru Corp.	1,992,700	35,588,086
SUMCO Corp.	1,157,800	11,070,212
Sumitomo Corp.	3,413,400	72,010,480
Sumitomo Electric Industries Ltd.	2,357,900	36,270,526
Sumitomo Metal Mining Co. Ltd.	808,300	22,348,337
Sumitomo Mitsui Financial Group Inc.	12,389,700	262,841,647
Sumitomo Mitsui Trust Group Inc.	2,146,920	47,082,645
Sumitomo Realty & Development Co. Ltd.	937,200	27,800,851
Suntory Beverage & Food Ltd.	459,400	15,497,589
Suzuki Motor Corp.	5,192,700	51,528,869
Sysmex Corp.	1,663,400	30,861,762
T&D Holdings Inc.	1,594,700	25,454,994
Taisei Corp.	561,900	23,662,448
Takeda Pharmaceutical Co. Ltd.	5,249,910	146,478,749
TDK Corp.	6,414,500	75,404,328
Terumo Corp.	4,427,200	84,317,347
TIS Inc.	699,000	17,430,585
Toho Co. Ltd./Tokyo	366,700	14,003,603
Tokio Marine Holdings Inc.	6,200,800	223,328,854
Tokyo Electric Power Co. Holdings Inc.(a)	5,013,700	20,247,898
Tokyo Electron Ltd.	1,478,500	217,565,636
Tokyo Gas Co. Ltd.	1,238,700	30,562,303
Tokyu Corp.	1,664,400	20,519,396
Toppan Holdings Inc.	776,700	22,719,445
Toray Industries Inc.	4,554,500	24,767,682
TOTO Ltd.	467,800	13,051,524
Toyota Industries Corp.	483,900	33,544,942

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyota Motor Corp.	33,920,920	$584,470,774
Toyota Tsusho Corp.	2,103,000	35,748,295
Trend Micro Inc./Japan	433,500	22,681,752
Unicharm Corp.	1,331,600	42,937,370
West Japan Railway Co.	1,437,800	25,555,055
Yakult Honsha Co. Ltd.	833,200	18,106,342
Yamaha Motor Co. Ltd.	2,932,000	25,628,663
Yaskawa Electric Corp.	785,500	22,512,024
Yokogawa Electric Corp.	749,900	16,626,624
Zensho Holdings Co. Ltd.	310,100	15,557,431
ZOZO Inc.	441,800	14,325,565
		12,260,057,133
Netherlands — 4.5%
ABN AMRO Bank NV, CVA(c)	1,537,839	25,413,859
Adyen NV(a)(c)	71,738	109,591,199
Aegon Ltd.	4,693,698	29,625,771
AerCap Holdings NV	640,141	59,885,190
Akzo Nobel NV	563,056	35,930,547
ASM International NV	154,885	86,504,379
ASML Holding NV	1,320,212	888,675,667
ASR Nederland NV	523,014	24,790,338
BE Semiconductor Industries NV	254,385	27,078,296
Coca-Cola Europacific Partners PLC	677,170	51,464,920
DSM-Firmenich AG	613,689	72,773,205
EXOR NV, NVS	328,149	34,658,842
Heineken Holding NV	427,709	29,635,141
Heineken NV	950,368	77,946,057
IMCD NV	188,053	29,898,745
ING Groep NV	10,914,243	185,218,893
InPost SA(a)	656,116	12,799,572
JDE Peet's NV	402,128	9,078,632
Koninklijke Ahold Delhaize NV	3,099,228	102,180,613
Koninklijke KPN NV	13,025,984	50,909,261
Koninklijke Philips NV(a)	2,637,131	69,379,773
NN Group NV	893,441	43,861,030
Prosus NV	4,683,628	197,390,887
Randstad NV	358,108	16,511,442
Universal Music Group NV	2,716,347	68,360,057
Wolters Kluwer NV	820,072	137,840,634
		2,477,402,950
New Zealand — 0.2%
Auckland International Airport Ltd.	4,914,991	21,445,139
Fisher & Paykel Healthcare Corp. Ltd.	1,937,333	41,519,168
Mercury NZ Ltd.	2,290,798	9,016,774
Meridian Energy Ltd.	4,251,071	15,097,126
Spark New Zealand Ltd.	5,818,268	10,094,616
		97,172,823
Norway — 0.6%
Aker BP ASA	1,017,650	21,775,338
DNB Bank ASA	2,955,098	61,238,404
Equinor ASA	2,764,748	65,696,483
Gjensidige Forsikring ASA	629,715	11,363,287
Kongsberg Gruppen ASA	291,261	30,405,081
Mowi ASA	1,523,874	26,271,506
Norsk Hydro ASA	4,640,651	28,806,142
Orkla ASA	2,343,717	21,652,539
Salmar ASA	227,328	11,531,520
Telenor ASA	2,212,531	27,173,409
Yara International ASA	542,625	16,317,917
		322,231,626
Security	Shares	Value
Portugal — 0.2%
EDP Renovaveis SA	1,013,772	$13,740,265
EDP SA	10,355,061	40,766,802
Galp Energia SGPS SA	1,556,852	26,609,528
Jeronimo Martins SGPS SA	927,882	18,036,254
		99,152,849
Singapore — 1.5%
CapitaLand Ascendas REIT	12,345,700	25,018,652
CapitaLand Integrated Commercial Trust	18,835,422	28,616,248
CapitaLand Investment Ltd./Singapore	8,408,600	17,763,905
DBS Group Holdings Ltd.	6,582,960	190,871,572
Genting Singapore Ltd.	19,532,600	12,301,781
Grab Holdings Ltd., Class A(a)	6,969,336	28,434,891
Keppel Ltd.(b)	4,790,000	23,061,225
Oversea-Chinese Banking Corp. Ltd.	11,114,398	127,516,629
Sea Ltd., ADR(a)	1,223,022	115,025,219
Sembcorp Industries Ltd.(b)	2,964,600	11,247,239
Singapore Airlines Ltd.(b)	4,912,800	23,965,174
Singapore Exchange Ltd.	2,654,800	22,748,948
Singapore Technologies Engineering Ltd.	5,178,700	17,755,168
Singapore Telecommunications Ltd.	24,523,285	57,856,084
United Overseas Bank Ltd.	4,172,500	101,429,462
Wilmar International Ltd.	6,294,300	15,192,958
		818,805,155
Spain — 2.8%
Acciona SA	79,425	10,192,630
ACS Actividades de Construccion y Servicios SA	606,006	29,061,275
Aena SME SA(c)	247,491	54,848,974
Amadeus IT Group SA	1,478,837	107,205,712
Banco Bilbao Vizcaya Argentaria SA	19,136,605	190,498,633
Banco de Sabadell SA	17,803,953	34,724,534
Banco Santander SA	51,129,162	249,785,913
CaixaBank SA	12,270,434	74,773,063
Cellnex Telecom SA(c)	1,748,460	64,213,514
Endesa SA	1,048,125	22,619,648
Ferrovial SE	1,721,827	69,101,778
Grifols SA(a)(b)	950,906	10,674,156
Iberdrola SA	20,178,853	299,747,417
Industria de Diseno Textil SA	3,604,051	205,483,686
Redeia Corp. SA	1,347,914	24,957,514
Repsol SA	4,022,228	50,351,727
Telefonica SA	13,097,577	61,462,356
		1,559,702,530
Sweden — 3.2%
AddTech AB, Class B	857,665	23,878,463
Alfa Laval AB	956,839	42,358,988
Assa Abloy AB, Class B	3,311,552	103,726,847
Atlas Copco AB, Class A	8,874,638	146,461,780
Atlas Copco AB, Class B	5,150,695	74,889,562
Beijer Ref AB, Class B	1,245,333	18,759,207
Boliden AB	903,670	28,270,534
Epiroc AB, Class A	2,174,659	42,471,730
Epiroc AB, Class B	1,288,455	22,196,245
EQT AB	1,235,523	35,846,235
Essity AB, Class B	2,000,717	56,484,382
Evolution AB(c)	603,957	57,102,207
Fastighets AB Balder, Class B(a)	2,171,931	16,896,605
Getinge AB, Class B	754,803	13,352,960
H & M Hennes & Mauritz AB, Class B	1,879,391	28,016,626
Hexagon AB, Class B	6,851,142	64,052,151
Holmen AB, Class B	248,152	9,806,475
Husqvarna AB, Class B	1,140,122	7,363,197

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	414,582	$14,299,241
Industrivarden AB, Class C	527,951	18,146,711
Indutrade AB	901,665	24,534,983
Investment AB Latour, Class B	477,350	13,175,668
Investor AB, Class B	5,718,624	161,860,244
L E Lundbergforetagen AB, Class B	245,492	12,154,270
Lifco AB, Class B	753,987	22,497,394
Nibe Industrier AB, Class B(b)	5,007,138	24,277,318
Saab AB, Class B	1,062,292	21,818,196
Sagax AB, Class B	719,687	17,343,634
Sandvik AB	3,518,419	69,255,118
Securitas AB, Class B	1,611,603	18,958,708
Skandinaviska Enskilda Banken AB, Class A	5,190,646	73,308,819
Skanska AB, Class B	1,114,383	22,686,668
SKF AB, Class B	1,126,159	21,360,902
Svenska Cellulosa AB SCA, Class B	2,002,239	26,508,155
Svenska Handelsbanken AB, Class A	4,819,100	50,073,533
Swedbank AB, Class A	2,784,259	56,494,068
Swedish Orphan Biovitrum AB(a)	631,552	19,738,686
Tele2 AB, Class B	1,764,312	18,488,386
Telefonaktiebolaget LM Ericsson, Class B	9,498,251	79,634,355
Telia Co. AB	7,641,272	22,223,332
Trelleborg AB, Class B	704,923	23,449,352
Volvo AB, Class A	661,173	17,348,498
Volvo AB, Class B	5,248,233	136,699,755
Volvo Car AB, Class B(a)(b)	2,431,946	5,254,747
		1,783,524,935
Switzerland — 9.8%
ABB Ltd., Registered	5,251,307	291,820,904
Adecco Group AG, Registered	553,346	17,309,609
Alcon AG	1,648,947	151,460,341
Avolta AG, Registered	319,475	12,701,838
Bachem Holding AG	111,282	8,806,880
Baloise Holding AG, Registered	148,636	28,445,854
Banque Cantonale Vaudoise, Registered	96,228	9,588,839
Barry Callebaut AG, Registered	11,720	20,555,553
BKW AG	68,519	12,038,784
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,236	38,172,538
Chocoladefabriken Lindt & Spruengli AG, Registered	354	41,230,108
Cie Financiere Richemont SA, Class A, Registered	1,773,954	258,288,347
Clariant AG, Registered	700,141	9,730,268
EMS-Chemie Holding AG, Registered	23,084	17,752,967
Galderma Group AG(a)	196,501	18,388,334
Geberit AG, Registered	109,880	68,838,523
Givaudan SA, Registered	30,470	144,654,749
Helvetia Holding AG, Registered	119,918	20,255,478
Holcim AG	1,722,064	169,107,845
Julius Baer Group Ltd.	679,780	41,447,251
Kuehne + Nagel International AG, Registered	159,389	39,789,688
Logitech International SA, Registered	534,390	43,756,786
Lonza Group AG, Registered	238,337	146,655,431
Nestle SA, Registered	8,656,376	817,963,518
Novartis AG, Registered	6,511,899	706,581,739
Partners Group Holding AG	74,891	103,037,178
Roche Holding AG, Bearer	105,381	35,815,044
Roche Holding AG, NVS	2,321,239	719,359,901
Sandoz Group AG	1,347,172	61,415,234
Schindler Holding AG, Participation Certificates, NVS	134,214	39,060,041
Schindler Holding AG, Registered	77,303	22,038,484
Security	Shares	Value
Switzerland (continued)
SGS SA	507,760	$53,754,893
SIG Group AG	1,004,728	21,682,189
Sika AG, Registered	503,083	140,117,234
Sonova Holding AG, Registered	166,260	60,840,770
Straumann Holding AG	368,328	48,560,120
Swatch Group AG (The), Bearer	95,204	19,536,147
Swatch Group AG (The), Registered	170,513	6,908,687
Swiss Life Holding AG, Registered	96,694	78,737,887
Swiss Prime Site AG, Registered	254,336	27,590,784
Swiss Re AG	996,549	127,246,670
Swisscom AG, Registered	84,829	51,684,702
Temenos AG, Registered	206,754	14,320,850
UBS Group AG, Registered(b)	10,866,670	332,389,521
VAT Group AG(c)	88,851	36,997,012
Zurich Insurance Group AG	483,554	285,105,734
		5,421,541,254
United Kingdom — 14.7%
3i Group PLC	3,215,985	131,880,216
Admiral Group PLC	854,381	28,271,932
Anglo American PLC	4,198,339	130,150,263
Antofagasta PLC	1,301,281	29,066,154
Ashtead Group PLC	1,443,031	107,949,797
Associated British Foods PLC	1,105,872	31,784,657
AstraZeneca PLC	5,122,024	728,831,163
Auto Trader Group PLC(c)	2,934,087	31,680,776
Aviva PLC	8,644,867	50,661,533
BAE Systems PLC	10,011,560	161,359,433
Barclays PLC	49,316,252	151,179,173
Barratt Redrow PLC	4,522,653	26,057,659
Berkeley Group Holdings PLC	328,833	18,764,812
BP PLC	54,966,725	268,832,337
British American Tobacco PLC	6,589,359	230,423,985
BT Group PLC	21,783,130	38,895,714
Bunzl PLC	1,117,670	49,204,939
Centrica PLC	17,772,815	26,904,138
Coca-Cola HBC AG, Class DI	721,117	25,234,099
Compass Group PLC	5,588,553	181,496,179
Croda International PLC	441,698	21,194,341
DCC PLC	320,055	20,247,981
Diageo PLC	7,336,109	226,552,014
Endeavour Mining PLC	602,995	13,521,591
Entain PLC	2,089,141	20,092,319
Experian PLC	3,036,141	148,181,301
Glencore PLC	34,264,067	179,702,644
GSK PLC	13,695,061	247,313,298
Haleon PLC	25,646,910	123,260,791
Halma PLC	1,241,282	39,653,613
Hargreaves Lansdown PLC	1,151,886	16,165,366
Hikma Pharmaceuticals PLC	544,100	13,031,077
HSBC Holdings PLC	61,107,529	560,846,140
Imperial Brands PLC	2,750,641	83,008,950
Informa PLC	4,444,270	46,428,669
InterContinental Hotels Group PLC	546,802	60,310,926
Intertek Group PLC	527,687	31,677,864
J Sainsbury PLC	5,353,767	18,431,921
JD Sports Fashion PLC	8,391,584	13,455,789
Kingfisher PLC	6,167,560	23,324,497
Land Securities Group PLC	2,313,705	17,969,822
Legal & General Group PLC	19,622,908	55,039,984
Lloyds Banking Group PLC	207,829,945	142,654,562
London Stock Exchange Group PLC	1,577,827	213,852,123
M&G PLC	7,391,874	18,518,478

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Melrose Industries PLC	4,357,890	$26,689,438
Mondi PLC, NVS	1,446,704	23,426,776
National Grid PLC	15,897,799	199,615,135
NatWest Group PLC, NVS	21,933,664	103,927,223
Next PLC	395,418	50,026,139
NMC Health PLC, NVS(d)	473,933	6
Pearson PLC	2,053,557	30,155,105
Persimmon PLC	1,045,263	19,809,066
Phoenix Group Holdings PLC	2,432,254	15,451,272
Prudential PLC	8,990,320	74,843,054
Reckitt Benckiser Group PLC	2,318,538	140,651,894
RELX PLC	6,160,282	282,508,621
Rentokil Initial PLC	8,254,222	41,401,300
Rio Tinto PLC	3,724,642	240,716,206
Rolls-Royce Holdings PLC(a)	28,099,842	193,900,084
Sage Group PLC (The)	3,284,610	41,050,306
Schroders PLC	2,635,414	11,677,085
Segro PLC	4,239,511	42,956,337
Severn Trent PLC	883,354	29,223,294
Shell PLC	20,793,878	694,252,128
Smith & Nephew PLC	2,888,818	35,916,164
Smiths Group PLC	1,145,595	22,605,837
Spirax Group PLC	238,552	19,912,038
SSE PLC	3,608,303	81,992,894
Standard Chartered PLC	7,217,642	83,698,566
Taylor Wimpey PLC	11,614,069	21,958,507
Tesco PLC	23,047,080	101,768,357
Unilever PLC	8,242,892	502,833,386
United Utilities Group PLC	2,237,680	29,531,666
Vodafone Group PLC	75,259,994	69,985,456
Whitbread PLC	632,349	24,602,740
Wise PLC, Class A(a)(b)	2,198,064	20,048,864
WPP PLC	3,526,444	37,066,195
		8,117,266,159
Total Common Stocks — 98.9% (Cost: $44,614,078,681)		54,538,644,901
Preferred Stocks
Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	194,493	14,312,168
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	375,773	$26,439,533
Henkel AG & Co. KGaA, Preference Shares, NVS	559,211	48,423,709
Porsche Automobil Holding SE, Preference Shares, NVS	502,170	20,861,778
Sartorius AG, Preference Shares, NVS	86,483	22,403,929
Volkswagen AG, Preference Shares, NVS	677,037	65,715,081
		198,156,198
Total Preferred Stocks — 0.4% (Cost: $292,210,548)		198,156,198
Total Long-Term Investments — 99.3% (Cost: $44,906,289,229)		54,736,801,099
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	251,552,664	251,728,751
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	56,180,000	56,180,000
Total Short-Term Securities — 0.6% (Cost: $307,796,513)		307,908,751
Total Investments — 99.9% (Cost: $45,214,085,742)		55,044,709,850
Other Assets Less Liabilities — 0.1%		69,447,291
Net Assets — 100.0%		$55,114,157,141

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$145,671,245	$106,007,372 (a)	$—	$8,709	$41,425	$251,728,751	251,552,664	$197,949 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,020,000	—	(11,840,000)(a)	—	—	56,180,000	56,180,000	826,220	—
				$8,709	$41,425	$307,908,751		$1,024,169	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	500	12/12/24	$87,131	$1,970,836
SPI 200 Index	238	12/19/24	31,783	(289,582)
STOXX Europe 600 Index	9,083	12/20/24	250,291	(6,860,762)
				$(5,179,508)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,243,710,795	$53,294,934,100	$6	$54,538,644,901

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$—	$198,156,198	$—	$198,156,198
Short-Term Securities
Money Market Funds	307,908,751	—	—	307,908,751
	$1,551,619,546	$53,493,090,298	$6	$55,044,709,850
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,970,836	$—	$1,970,836
Liabilities
Equity Contracts	—	(7,150,344)	—	(7,150,344)
	$—	$(5,179,508)	$—	$(5,179,508)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust